Note 17 - Fair Value of Financial Instruments	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
17.	Fair value of financial instruments:

Fair values are based on management’s best estimates of market conditions and valuation policies at a certain point in time. The estimates are subjective and involve particular assumptions and judgement and, as such, may not be reflective of future fair values. The Bank’s credit assets and deposits lack an available market as they are not typically exchanged and, therefore, the book value of these instruments is not necessarily representative of amounts realizable upon immediate settlement. See note 21 of October 31, 2024, audited Consolidated Financial Statements for more information on fair values.

(thousands of Canadian dollars)
	April 30, 2025					October 31, 2024

	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash
Amortized cost	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	340,186	340,186	-	-	340,186	225,254	225,254	-	-	225,254
Securities
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	104,807	104,807	-	-	104,807	299,300	299,300	-	-	299,300
FVTPL	-	-	-	-	-	-	-	-	-	-
Credit assets
Amortized cost	4,523,812	-	-	4,492,579	4,492,579	4,236,116	-	-	4,190,523	4,190,523
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	198	-	198	-	198	20	-	20	-	20
Other financial assets
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	953	-	-	953	953	953	-	-	953	953
FVTPL	-	-	-	-	-	-	-	-	-	-

Liabilities
Deposits
Amortized cost	$4,205,185	$-	$-	$4,250,906	$4,250,906	$4,144,673	$-	$-	$4,182,338	$4,182,338
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Subordinated notes payable
Amortized cost	101,844	-	98,411	-	98,411	102,503	-	99,152	-	99,152
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	381	-	381	-	381	-	-	-	-	-
Other financial liabilities
Amortized cost	209,336	-	-	209,336	209,336	191,071	-	-	191,071	191,071
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-